ProShare Advisors LLC

7501 Wisconsin Avenue

Suite 1000, East Tower

Bethesda, MD 20814-6527

Phone: 240.497.6400

Fax: 240.497.6530

www.ProShares.com

July 24, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares

(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of ProShares (the “Registrant”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 216 under the Securities Act and Amendment No. 225 under the 1940 Act (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”). The purpose of this filing is to update the Registration Statement to reflect material changes to the principal investment strategies of K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF, as well as to reflect revisions to the DJ Brookfield Global Infrastructure ETF’s (the “Fund”) diversification policy so that the Fund may operate as “non-diversified” as defined under the 1940 Act to the extent necessary to approximate the composition of its Index.. The Registrant elects to update financial information in its next amendment filing pursuant to Rule 485(b). Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.

Sincerely,

/s/ Richard F. Morris
Richard F. Morris
Chief Legal Officer and Secretary